RELATED PARTY TRANSACTIONS AND BALANCES (Schedules of Balances and Transactions with Related Parties) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balances with related parties:
Other accounts payable and accrued expenses (see Note 7)	$ 83	$ 316
Other accounts receivable and prepaid expenses (see note 4)	10
Transactions with related parties:
Revenues derived from a related party	101	103	134
Cost of revenues	53	54	166
Operating expenses	121	323	233
Total amounts charged by related parties	$ 174	$ 377	$ 399